Cover	Jun. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2026
file number	000-56781
Registrant Name	Global-Smart.Tech Inc.
Entity Central Index Key	0001940243
IRS Employer number	98-1664763
incorporation state	WY
Address Line1	Kava b.b.
city	Tivat
country	ME
postal zip code	85320
area code	205
phone number	2165924
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false